Net Loss Per Share Attributable To Ordinary Shareholders (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Basic And Diluted Net Loss Per Share

Basic and diluted net loss per share for each of the year presented were calculated as follows. The Group had convertible redeemable preferred shares (Note 14), share options (Note 15) and convertible bonds (Note 13) which could potentially dilute basic earnings per ordinary share in the future. The calculation of diluted net loss per share does not include the effect of share options, conversions of convertible bonds and convertible redeemable preferred shares as the effect of the inclusion was anti-dilutive.

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss	(704,888)	(470,618)	(816,547)
Accretion to convertible redeemable preferred shares redemption value	(877,999)	(1,304,498)	(508,627)
Net loss attributable to ordinary shareholders of the Company	—	(1,775,116)	(1,325,174)
Denominator:
Weighted average number of ordinary shares used in computing basic and diluted loss per ordinary share	18,782,620	18,782,620	96,306,113
Net loss per ordinary share basic and diluted	(84.27)	(94.51)	(13.76)

Summary of Diluted Net Loss Per Share not Include Following Instruments as their Inclusion would be Antidilutive

As of December 31, 2019, 2020 and 2021, diluted net loss per share does not include the following instruments as their inclusion would be antidilutive:

	2019	2020	2021
	RMB	RMB	RMB
Convertible bonds and convertible redeemable preferred shares	101,400,265	105,885,960	—
Share Options	15,943,140	13,988,681	17,942,271
Restricted share units	—	—	16,500
Total	117,343,405	119,874,641	17,958,771